Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2024, intangible assets were comprised of the following:

(In thousands)	Estimated Useful Life in Years	Net Book Value at December 31, 2024
Customer Relationships	10	$2,800
Tradenames	7	6,100
		$8,900

Schedule of Estimated Future Amortization Expense

The estimated future amortization expense for the next five years and thereafter based on the preliminary purchase price allocation is as follows:

Years ending December 31 (In thousands)	Future Amortization Expense
2025	$1,151
2026	1,151
2027	1,151
2028	1,151
2029	1,151
Thereafter	3,145
Total	$8,900